Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CRB CM Depositor, LLC (the “Depositor”)

Cross River Bank, a New Jersey State Chartered Bank (“CRB”)

Cantor Fitzgerald & Co.

(collectively, the “Specified Parties”)

Re:	CRB Commercial Mortgage Trust 2025-1 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series CRB 2025-CRE1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 November 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	A calculation methodology (the “Multiple Property Loan Calculation Methodology”), which is shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodology, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodology, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 November 2025

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 59 mortgage loans (the “Mortgage Loans”) which are secured by various types of commercial properties.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of 1 November 2025 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

1. (continued)

Additionally, for any Mortgage Loan(s) or Underlying Property(ies) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)

N/A	N/A	N/A

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-Off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Monthly Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Monthly Payment Date and
b.	Scheduled Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity Date” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Term to Maturity Date and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity Date” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	First Monthly Payment Date and
b.	IO Period End Date,

we recalculated the “IO Term as of Origination Date (mos.)” of each Mortgage Loan (except for any Mortgage Loan shown on the Final Data File with the “IO Period End Date” characteristic as “N/A” (each, an “Amortizing Loan”) and the Mortgage Loan identified on the Final Data File as “51-55 Veronica Place” (the “51-55 Veronica Place Mortgage Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the 51-55 Veronica Place Mortgage Loan, the Depositor instructed us to use “6; 12” for the “IO Term as of Origination Date (mos.)” characteristic.

For any Amortizing Loan, the Depositor instructed us to use “0” for the “IO Term as of Origination Date (mos.)” characteristic.

8.	Using the:
a.	First Monthly Payment Date and
b.	First Rate Adjustment Date,

as shown on the Final Data File, we recalculated the “Original Term to Rate Adjustment Date” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Seasoning and
b.	Original Term to Rate Adjustment Date,

as shown on the Final Data File, we recalculated the “Remaining Term to First Adjustment Date” of each Mortgage Loan (except for any Post-Reset Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Post-Reset Mortgage Loan, as shown on the Final Data File the Depositor instructed us to use “0” for the “ Remaining Term to First Adjustment Date” characteristic.

10.	Using the greater of the:
a.	Interest Rate Floor as of Rate Change Date and
b.	The sum of the:
i.	Loan Margin and
ii.	Assumed Benchmark Index Value,

as shown on the Final Data File, we recalculated the “Assumed Adjustment Interest Rate” of each Pre-Reset Mortgage Loan (as defined herein).

For any Post-Reset Mortgage Loan, the Depositor instructed us to use “N/A” for the “Assumed Adjustment Interest Rate” characteristic.

For the 51-55 Veronica Place Mortgage Loan and the Mortgage Loan identified on the Final Data File as “808 Georgia Avenue” (the “808 Georgia Avenue Mortgage Loan”), the Depositor instructed us to use “7.875%” and “6.750%” for the “Assumed Adjustment Interest Rate” characteristic, respectively.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Origination Date Balance,
b.	Assumed Balance at Rate Reset,
c.	Amortization Term as of Origination Date (mos.),
d.	Amortization Term as of Rate Reset (mos.),
e.	Interest Rate as of Pre-Adjustment Date and
f.	Assumed Adjustment Interest Rate,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Debt Service as of Pre-Adjustment Date (P&I),
ii.	Annual Debt Service as of Pre-Adjustment Date (P&I),
iii.	Assumed Post-Adjustment Monthly Debt Service (P&I),
iv.	Assumed Post-Adjustment Annual Debt Service (P&I),
v.	Monthly Debt Service as of Cut-off Date (P&I) and
vi.	Annual Debt Service as of Cut-off Date (P&I)

of each Mortgage Loan, as applicable.

11. (continued)

For any Stabilization Trigger Loan (as defined herein), the Depositor instructed us to use the respective value in the related Cross River Bank loan information schedule Source Document for the “Monthly Debt Service as of Pre-Adjustment Date (P&I)” characteristic.

For any Mortgage Loan with the “IO Period End Date” characteristic equal to or greater than the “First Rate Adjustment Date” characteristic, as shown on the Final Data File (each, a “Pre-Reset IO Loan”), the Depositor instructed us to use “N/A” for the “Monthly Debt Service as of Pre-Adjustment Date (P&I)” and “Annual Debt Service as of Pre-Adjustment Date (P&I)” characteristics.

For any Mortgage Loan listed in the table below (the “Pre-Reset Defined P&I Loan(s)”), the Depositor instructed us to use the amount shown in the “Monthly Debt Service as of Pre-Adjustment Date (P&I)” column of the table below for the “Monthly Debt Service as of Pre-Adjustment Date (P&I)” characteristic.

Mortgage Loan	Monthly Debt Service as of Pre-Adjustment Date (P&I)

227 Grand Street	$161,796.88
1200 Bedford Avenue	$21,788.86
808 Georgia Avenue	$66,930.65
1053 Jefferson Avenue	$7,755.94
1048 Decatur Street	$8,283.06
51-55 Veronica Place	N/A

For any Mortgage Loan that is not a Stabilization Trigger Loan, Pre-Reset IO Loan or Pre-Reset Defined P&I Loan, the Depositor instructed us to recalculate, the “Monthly Debt Service as of Pre-Adjustment Date (P&I)” characteristic using the “PMT” function in Microsoft Excel, rounded to two decimal places, and:

a.	The “Origination Date Balance,” as shown on the Final Data File,
b.	The “Amortization Term as of Origination Date (mos.),” as shown on the Final Data File, and
c.	1/12th of the “Interest Rate as of Pre-Adjustment Date,” as shown on the Final Data File.

For any Mortgage Loan that is not a Pre-Reset IO Loan, the Depositor instructed us to use the product of twelve (12) times the “Monthly Debt Service as of Pre-Adjustment Date (P&I),” as shown on the Final Data File, to recalculate the “Annual Debt Service as of Pre-Adjustment Date (P&I)” characteristic.

11. (continued)

For any Post-Reset Mortgage Loan, the Depositor instructed us to use “N/A” for the “Assumed Post-Adjustment Monthly Debt Service (P&I)” and “Assumed Post-Adjustment Annual Debt Service (P&I)” characteristics.

For the 51-55 Veronica Place Mortgage Loan and 808 Georgia Avenue Mortgage Loan, the Depositor instructed us to use “$32,476.79” and “$64,638.17” for the “Assumed Post-Adjustment Monthly Debt Service (P&I)” characteristic, respectively, and to use the product of twelve (12) times the “Assumed Post-Adjustment Monthly Debt Service (P&I),” as shown on the Final Data File, to recalculate the “Assumed Post-Adjustment Annual Debt Service (P&I)” characteristic.

For any Mortgage Loan that is not a Post-Reset Mortgage Loan, the Depositor instructed us to recalculate, the ”Assumed Post-Adjustment Monthly Debt Service (P&I)” characteristic using the “PMT” function in Microsoft Excel, rounded to two decimal places, and:

a.	The “Assumed Balance as Rate Reset,” as shown on the Final Data File,
b.	The “Amortization Term as of Rate Reset (mos.),” as shown on the Final Data File, and
c.	1/12th of the “Assumed Adjustment Interest Rate,” as shown on the Final Data File.

For any Mortgage Loan that is not a Post-Reset Mortgage Loan, the Depositor instructed us to use the product of twelve (12) times the “Assumed Post-Adjustment Monthly Debt Service (P&I),” as shown on the Final Data File, to recalculate the “Assumed Post-Adjustment Annual Debt Service (P&I)” characteristic.

For any Pre-Reset Mortgage Loan, the Depositor instructed us to use the:

a.	Monthly Debt Service as of Pre-Adjustment Date (P&I) and
b.	Annual Debt Service as of Pre-Adjustment Date (P&I),

as shown on the Final Data File, for the:

i.	Monthly Debt Service as of Cut-off Date (P&I) and
ii.	Annual Debt Service as of Cut-off Date (P&I)

characteristics, respectively.

11. (continued)

For any Post-Reset Mortgage Loan, the Depositor instructed us to use the related Cross River Bank loan information schedule Source Document for the “Monthly Debt Service as of Cut-off Date (P&I)” characteristic.

For the 51-55 Veronica Place Mortgage Loan, 808 Georgia Avenue Mortgage Loan and the Mortgage Loans identified on the Final Data File as “949 Willoughby Avenue” and “1048 Decatur Street,” the Depositor instructed us to use “N/A,” “$66,930.65,” “$68,746.17” and “$10,567.40” for the “Monthly Debt Service as of Cut-off Date (P&I)” characteristic, respectively.

For each Mortgage Loan, the Depositor instructed us to use the product of twelve (12) times the “Monthly Debt Service as of Cut-off Date (P&I),” as shown on the Final Data File, to recalculate the “Annual Debt Service as of Cut-off Date (P&I)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

12.	Using the:
a.	Origination Date Balance,
b.	Cut-Off Date Balance,
c.	Mortgage Rate as of Cut-off Date,
d.	Interest Rate as of Pre-Adjustment Date and
e.	Accrual Type,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Debt Service as of Pre-Adjustment Date (IO),
ii.	Annual Debt Service as of Pre-Adjustment Date (IO),
iii.	Monthly Debt Service as of Cut-off Date (IO) and
iv.	Annual Debt Service as of Cut-off Date (IO)

of each Mortgage Loan, as applicable.

12. (continued)

For the purpose of recalculating the “Monthly Debt Service as of Pre-Adjustment Date (IO)” characteristic for any Mortgage Loan listed in the table below, the Depositor instructed us to use the amount shown in the “Monthly Debt Service as of Pre-Adjustment Date (IO)” column of the table below.

Mortgage Loan	Monthly Debt Service as of Pre-Adjustment Date (IO)

1261 Pacific Street	$12,687.50
602 44th Street	$9,114.60
45 Lenox Road	$101,250.00
311 Blake Street	$50,625.00
1200 Bedford Avenue	$19,104.17
374 Eastern Parkway	$14,875.00
51-55 Veronica Place	$25,590.35
1053 Jefferson Avenue	N/A
1048 Decatur Street	N/A
2158 Pitkin Avenue & 445 Liberty Avenue	N/A

For the purpose of recalculating the “Monthly Debt Service as of Pre-Adjustment Date (IO)” for any Partial IO Loan (as defined herein) and which has an “Accrual Type” of “30/360,” as shown on the Final Data File, the Depositor instructed us to recalculate the “Monthly Debt Service as of Pre-Adjustment Date (IO)” as 1/12th of the product, rounded to two decimal places, of the:

a.	Origination Date Balance and
b.	Interest Rate as of Pre-Adjustment Date,

as shown on the Final Data File.

For the purpose of recalculating the “Monthly Debt Service as of Pre-Adjustment Date (IO)” for any Partial IO Loan which has an “Accrual Type” of “Actual/360,” as shown on the Final Data File, the Depositor instructed us to recalculate the “Monthly Debt Service as of Pre-Adjustment Date (IO)” as 1/12th of the product, rounded to two decimal places, of:

a.	The “Origination Date Balance,” as shown on the Final Data File,
b.	The “Interest Rate as of Pre-Adjustment Date,” as shown on the Final Data File, and
c.	365/360.

12. (continued)

For the purpose of recalculating the “Monthly Debt Service as of Cut-off Date (IO)” characteristic for any Mortgage Loan listed in the table below, the Depositor instructed us to use the amount shown in the “Monthly Debt Service as of Cut-off Date (IO)” column of the table below.

Mortgage Loan	Monthly Debt Service as of Cut-off Date (IO)

1261 Pacific Street	$12,687.50
45 Lenox Road	$101,250.00
311 Blake Street	$50,625.00
51-55 Veronica Place	$25,590.35

For the purpose of recalculating the “Monthly Debt Service as of Cut-off Date (IO)” for any Partial IO Loan in which the “IO Period End Date” is on or after the respective Cut-off Date, and which has an “Accrual Type” of “30/360,” as shown on the Final Data File, the Depositor instructed us to recalculate the “Monthly Debt Service as of Cut-off Date (IO)” as 1/12th of the product, rounded to two decimal places, of the:

a.	Cut-Off Date Balance and
b.	Mortgage Rate as of Cut-off Date,

as shown on the Final Data File.

For the purpose of recalculating the “Monthly Debt Service as of Cut-off Date (IO)” for any Partial IO Loan in which the “IO Period End Date” is on or after the respective Cut-off Date and which has an “Accrual Type” of “Actual/360,” as shown on the Final Data File, the Depositor instructed us to recalculate the “Monthly Debt Service as of Cut-off Date (IO)” as 1/12th of the product, rounded to two decimal places, of:

a.	The “Cut-Off Date Balance,” as shown on the Final Data File,
b.	The “Mortgage Rate as of Cut-off Date,” as shown on the Final Data File, and
c.	365/360.

12. (continued)

For any Partial IO Loan in which the “IO Period End Date” is prior to the respective Cut-off Date, as shown on the Final Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service as of Cut-off Date (IO)” and “Annual Debt Service as of Cut-off Date (IO)” characteristics.

For any Partial IO Loan, the Depositor instructed us to recalculate the “Annual Debt Service as of Pre-Adjustment Date (IO)” as the product of:

a.	The “Monthly Debt Service as of Pre-Adjustment Date (IO),” as shown on the Final Data File, and
b.	12.

For any Partial IO Loan in which the “IO Period End Date” is on or after the respective Cut-off Date, the Depositor instructed us to recalculate the “Annual Debt Service as of Cut-off Date (IO)” as the product of:

a.	The “Monthly Debt Service as of Cut-off Date (IO),” as shown on the Final Data File, and
b.	12.

For any Amortizing Loan, the Depositor instructed us to show “N/A” for the characteristics listed in i. through iv. above.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

13.	Using the:
a.	Servicing Tape Balance,
b.	Servicing Tape Balance Date,
c.	Accrual Type,
d.	IO Period End Date,
e.	Interest Rate as of Pre-Adjustment Date,
f.	First Rate Adjustment Date and
g.	Monthly Debt Service as of Pre-Adjustment Date (P&I),

as applicable, as shown on the Final Data File, and the Multiple Property Loan Calculation Methodology for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Pre-Reset Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Pre-Reset Mortgage Loan and Underlying Property (the “Cut-off Date Balance”) and
ii.	The “First Rate Adjustment Date” of each Pre-Reset Mortgage Loan and Underlying Property (“Assumed Balance at Rate Reset”),

assuming all scheduled payments of principal and/or interest on the Pre-Reset Mortgage Loans are made and there are no prepayments or other unscheduled collections beginning on the monthly payment date following the Servicing Tape Balance Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the 51-55 Veronica Place Mortgage Loan, 808 Georgia Avenue Mortgage Loan and Mortgage Loan identified on the Final Data File as “2723 Atlantic Avenue,” the Depositor instructed us to use “$4,235,643.91,” “$8,003,338.02” and “$1,157,561.69” for the “Cut-off Date Balance” characteristic, respectively, and “$4,235,643.91,” “$7,304,495.19” and “$1,138,324.25” for the “Assumed Balance at Rate Reset” characteristic, respectively.

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $3 or less and
b.	Use the “Cut-off Date Balance” for any Pre-Reset Mortgage Loan which is interest-only through the “First Rate Adjustment Date,” as shown on the Final Data File, for the “Assumed Balance at Rate Reset” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

14.	Using the:
a.	Servicing Tape Balance,
b.	Servicing Tape Balance Date,
c.	Accrual Type,
d.	IO Period End Date,
e.	Mortgage Rate as of Cut-off Date and
f.	Monthly Debt Service as of Cut-off Date (P&I),

as applicable, as shown on the Final Data File, we recalculated the “Cut-off Date Balance” of each Post-Reset Mortgage Loan assuming all scheduled payments of principal and/or interest on the Post-Reset Mortgage Loans are made and there are no prepayments or other unscheduled collections beginning on the monthly payment date following the Servicing Tape Balance Date. For each Post-Reset Mortgage Loan, the Depositor instructed us to use “N/A” for the “Assumed Balance at Rate Reset” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $3 or less.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

15.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Circular and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Depositor described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Current UW NOI DSCR,
ii.	Current UW NCF DSCR,
iii.	Cut-Off LTV,
iv.	Assumed Maturity LTV,
v.	Current UW NOI DY,
vi.	Current UW NCF DY,
vii.	Balance Per Unit (Total) and
viii.	Balance Per Unit (Residential),

as applicable, of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. and ii. to two decimal places and the characteristics listed in iii. through vi. to the nearest 1/10th of one percent.

16.	Using the:
a.	No. of Rent Stabilized Residential Units,
b.	No. of Rent Controlled Residential Units and
c.	No. of Residential Units,

as shown on the Final Data File, we recalculated the “Rent Regulated Residential Units %” of each mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property with the “No. of Residential Units” characteristic as “0,” the Depositor instructed us to use “N/A” for the “Rent Regulated Residential Units%” characteristic.

17.	Using the “Cut-Off Date Balance,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodology

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• 85 Eastern Parkway & 1324 Carroll Street • 152-164 Woodpoint Road & 302 Bedford Avenue • W Equities BK Portfolio • 2158 Pitkin Avenue & 445 Liberty Avenue • 918, 931-935 Utica Avenue	Origination Date Balance, Cut-Off Date Balance and Assumed Balance at Rate Reset	The indicated characteristics are allocated pro-rata to the respective Underlying Properties using the “Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document(s)

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report or USPS Internet Site
County	Appraisal Report or USPS Internet Site
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Commercial Unit Type	Appraisal Report
Year Built	Appraisal Report or Property Condition Report
Year Renovated	Appraisal Report or Property Condition Report
No. of Residential Units	Borrower Rent Roll, Leases or Appraisal Report
No. of Rent Stabilized Residential Units	Borrower Rent Roll, Leases or Appraisal Report
No. of Rent Controlled Residential Units	Borrower Rent Roll, Leases or Appraisal Report
No. of Commercial Units	Borrower Rent Roll, Leases or Appraisal Report
Total Units	Borrower Rent Roll, Leases or Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
Appraised Value	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Effective Gross Revenue	Appraisal Report
Appraisal Operating Expenses	Appraisal Report
Appraisal NOI	Appraisal Report
Appraisal Capex	Appraisal Report
Appraisal NCF	Appraisal Report

Exhibit 2 to Attachment A Page 2 of 10

Underwriting Information:

Characteristic	Source Document(s)

Current UW Date	Underwriter’s Summary Report
Current UW Multifamily Occupancy Rate	Underwriter’s Summary Report
Current UW Commercial Occupancy Rate	Underwriter’s Summary Report
Current UW Multifamily EGI	Underwriter’s Summary Report
Current UW Commercial EGI	Underwriter’s Summary Report
Current UW EGI	Underwriter’s Summary Report
Current UW Expenses	Underwriter’s Summary Report
Current UW NOI	Underwriter’s Summary Report
Current UW Cap Ex	Underwriter’s Summary Report
Current UW NCF	Underwriter’s Summary Report
Current UW Commercial EGI as % of Total EGI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 10

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Lien Position	Final Title Policy or Pro Forma Title Policy
Encumbered Interest	Final Title Policy or Pro Forma Title Policy
Guarantor	Guaranty Agreement
Borrowing Entity	Promissory Note or Amended or Restated Promissory Note
Origination Date Balance	Promissory Note or Amended and Restated Promissory Note
Note Date	Promissory Note or Amended and Restated Promissory Note
Pre / Post Rate Reset	Promissory Note or Amended and Restated Promissory Note
First Monthly Payment Date	Promissory Note or Amended and Restated Promissory Note
IO Period End Date	Promissory Note, Cross River Bank Loan Information Schedule or Amended and Restated Promissory Note
First Rate Adjustment Date	Promissory Note or Amended and Restated Promissory Note
Next Rate Adjustment Date	Promissory Note, Cross River Bank Loan Information Schedule or Amended and Restated Promissory Note
Scheduled Maturity Date	Promissory Note or Amended and Restated Promissory Note
Extension Options (Y/N)	Promissory Note or Amended and Restated Promissory Note
Extension Options Description	Promissory Note or Amended and Restated Promissory Note
Fully Extended Maturity	Promissory Note or Amended and Restated Promissory Note
Grace Period	Promissory Note or Amended and Restated Promissory Note
Loan Term Type	Promissory Note or Amended and Restated Promissory Note
Accrual Type	Promissory Note or Amended and Restated Promissory Note

Exhibit 2 to Attachment A Page 4 of 10

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Loan Margin	Promissory Note or Amended and Restated Promissory Note
Amortization Term as of Origination Date (mos.)	Promissory Note or Amended and Restated Promissory Note
Amortization Term as of Rate Reset (mos.)	Promissory Note, Cross River Bank Loan Information Schedule or Amended and Restated Promissory Note
Rate Rounding Methodology	Promissory Note or Amended and Restated Promissory Note
Interest Rate as of Pre-Adjustment Date	Promissory Note, Cross River Bank Loan Information Schedule or Amended and Restated Promissory Note
Interest Rate Floor as of Rate Change Date	Promissory Note or Amended and Restated Promissory Note
Interest Ceiling as of Rate Change Date	Promissory Note or Amended and Restated Promissory Note
Prepayment String	Promissory Note or Amended and Restated Promissory Note

Exhibit 2 to Attachment A Page 5 of 10

Notes:

1.	For the purpose of comparing the “Street Address,” “City” and “State” characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s gross potential rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

With respect to any mortgaged property listed in the table below, each of which is secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed-Use” for the “Property Type” characteristic.

Mortgaged Property

227 Grand Street
302 Bedford Avenue
511 Canal Street
163 Court Street
776 Franklin Avenue
540 West 41st Street
555-581 Bank Street
1781 Ocean Avenue
394-412 Lyons Avenue
2128-2130 Flatbush Avenue
293 Court Street
918 Utica Avenue
931-935 Utica Avenue
1458 Fulton Street
2723 Atlantic Avenue
2305 Sedgwick Avenue
118 & 122 Old Bergen Road

Exhibit 2 to Attachment A Page 6 of 10

3.	For the purpose of comparing the “Underwriting Information” and “Third Party Information” characteristics that are expressed as dollar values (except for the “Appraised Value” characteristic), the Depositor instructed us to ignore differences of +/- $3 or less.

4.	For the purpose of comparing the “Origination Date Balance” characteristic for any Mortgage Loan with future advances described in the applicable Source Document(s), the Depositor instructed us to use the full loan balance including any future advances contingent on stabilization, as described in the applicable Source Document(s).

5.	For the purpose of comparing the “Pre / Post Rate Reset” characteristic, the Depositor instructed us to use “Pre-Reset” if the “Remaining Term to First Rate Adjustment Date” is greater than “0,” as shown on the Preliminary Data File (each, a “Pre-Reset Mortgage Loan”), and “Post-Reset” if the “Remaining Term to First Rate Adjustment Date” is equal to “0,” as shown on the Preliminary Data File (each, a “Post-Reset Mortgage Loan”).

6.	For the purpose of comparing the “First Rate Adjustment Date” characteristic for any Post-Reset Mortgage Loan, the Depositor instructed us to use “N/A” for the “Next Rate Adjustment Date” characteristic.

For the purpose of comparing the “Next Rate Adjustment Date” characteristic for any Pre-Reset Mortgage Loan, the Depositor instructed us to use the “First Rate Adjustment Date” characteristic, as shown on the Preliminary Data File.

For the purpose of comparing the “First Rate Adjustment Date” and “Next Rate Adjustment Date” characteristics for the Mortgage Loans identified on the Preliminary Data File as “1048 Decatur Street,” “1053 Jefferson Avenue,” “2158 Pitkin Avenue & 445 Liberty Avenue,” “50-54 Clarkson Avenue” and “422 East 31st Street” (each, a “Stabilization Trigger Loan”), the Depositor instructed us to ignore interest rate adjustment dates associated with stabilization triggers.

7.	For the purpose of comparing the “Amortization Term as of Origination Date (mos.)” characteristic for any Mortgage Loan with an “IO Term as of Origination Date (mos.)” greater than “0” (each, a “Partial IO Loan”) and with “IO Period End Date” on or after the respective “First Rate Adjustment Date,” as shown on the Preliminary Data File, the Depositor instructed us to use the “Amortization Term as of Rate Reset (mos.),” as shown on the Preliminary Data File.

Exhibit 2 to Attachment A Page 7 of 10

8.	For certain Mortgage Loans, the applicable Source Document(s) may contain one of the following defined terms:

“No prepayment premium shall be due to the extent the prepayment is made sixty (60) days prior to...”

“No Prepayment Fee shall be due to the extent the prepayment is made ninety (90) days prior to…”

“No Prepayment Fee shall be due to the extent the prepayment is made 120 days prior to…”

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume “sixty (60) days prior to” the end of the year specified in the applicable Source Document(s) means the Mortgage Loan can be prepaid without a prepayment premium on or after two months prior to the end of the specified year.

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume “ninety (90) days prior to” the end of the year specified in the applicable Source Document(s) means the Mortgage Loan can be prepaid without a prepayment premium on or after three months prior to the end of the specified year.

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume “120 days prior to” the end of the year specified in the applicable Source Document(s) means the Mortgage Loan can be prepaid without a prepayment premium on or after four months prior to the end of the specified year.

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume each Mortgage Loan can be prepaid without a prepayment premium on its respective “Scheduled Maturity Date.”

For the avoidance of doubt, the Depositor instructed us to use each respective year for prepayment purposes based on the prepayment section of the applicable Source Document(s) for the purpose of comparing the “Prepayment String” characteristic, even if such language results with a prepayment penalty on a reset date.

Exhibit 2 to Attachment A Page 8 of 10

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to free prepayments, mandatory prepayment events, liquidated damages, prepayments triggered by or during an event of default, pre-securitization prepayment trigger events, partial release events, partial prepayments, purchase option events, loss of use events, permitted outparcel releases due to transfers, partial prepayments to cure certain trigger periods, prepayments made in connection with a casualty or condemnation event or prepayments made in connection with the release of funds from any earnout/holdback reserve(s), as applicable, as described in the applicable Source Document(s).

9.	The Cross River Bank loan information schedule Source Document is a Microsoft Excel file labeled “Project Top Gun - Servicing Confirmation Schedule (10.16.2025) for EY v5.xlsx” provided by the Depositor on 21 October 2025.

10.	For each Mortgage Loan and Underlying Property, as applicable, listed in the table below, the Depositor instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Mortgage Loan	Underlying Property	Characteristic

13-15 Bethune Boulevard	NAP	Year Built

45 Lenox Road	NAP	No. of Rent Stabilized Residential Units

1801 Pitkin Avenue	NAP	No. of Rent Stabilized Residential Units

435-441 Broadway	NAP	No. of Rent Stabilized Residential Units

2723 Atlantic Avenue	NAP	Appraisal Capex

25-63 36th Street	NAP	Note Date

27 Van Buren Street	NAP	First Rate Adjustment Date

503 West 144th Street	NAP	First Rate Adjustment Date

50-54 Clarkson Avenue	NAP	First Rate Adjustment Date
IO Period End Date

Exhibit 2 to Attachment A Page 9 of 10

Mortgage Loan	Underlying Property	Characteristic

949 Willoughby Avenue	NAP	Amortization Term as of Origination Date (mos.)
Amortization Term as of Rate Reset (mos.)
Interest Rate as of Pre-Adjustment Date
First Rate Adjustment Date
Next Rate Adjustment Date
First Monthly Payment Date
Origination Date Balance
Loan Term Type

1053 Jefferson Avenue	NAP	Amortization Term as of Origination Date (mos.)
Amortization Term as of Rate Reset (mos.)
Interest Rate as of Pre-Adjustment Date
First Rate Adjustment Date
Next Rate Adjustment Date
First Monthly Payment Date
Origination Date Balance
Loan Term Type

51-55 Veronica Place	NAP	Amortization Term as of Origination Date (mos.)
Amortization Term as of Rate Reset (mos.)
Interest Rate as of Pre-Adjustment Date
First Rate Adjustment Date
Next Rate Adjustment Date
Pre / Post Rate Reset
First Monthly Payment Date
Origination Date Balance
Loan Term Type

808 Georgia Avenue	NAP	Amortization Term as of Origination Date (mos.)
Amortization Term as of Rate Reset (mos.)
Interest Rate as of Pre-Adjustment Date
First Rate Adjustment Date
Next Rate Adjustment Date
First Monthly Payment Date
Origination Date Balance
Loan Term Type
Pre / Post Rate Reset
Prepayment String

Exhibit 2 to Attachment A Page 10 of 10

Mortgage Loan	Underlying Property	Characteristic

W Equities BK Portfolio	All Underlying Properties	Appraisal Firm
Appraisal Date
Appraised Value
Appraisal Cap Rate
Appraisal Effective Gross Revenue
Appraisal Operating Expenses
Appraisal NOI
Appraisal Capex
Appraisal NCF

1048 Decatur Street	NAP	First Rate Adjustment Date
Next Rate Adjustment Date
Amortization Term as of Rate Reset (mos.)

422 East 31st Street	NAP	First Rate Adjustment Date

918, 931-935 Utica Avenue	NAP	Prepayment String

25-35-39 Piedmont Street	NAP	Prepayment String

2128-2130 Flatbush Avenue	NAP	Prepayment String

511 Canal Street	NAP	Amortization Term as of Origination Date (mos.)

267-271 Grand Street	NAP	Amortization Term as of Origination Date (mos.)

2158 Pitkin Avenue & 445 Liberty Avenue	NAP	First Rate Adjustment Date
Note Date

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Name
Loan / Property Flag
Tape ID
Loan Purpose
Sponsor
Servicing Tape Balance
Servicing Tape Balance Date
Assumed Maturity Balance
Escrow Portion of Payment
Annual Tax Amount
Annual Insurance Amount
Holdback Amount
Holdback Description
Mortgage Rate as of Cut-off Date
Loan Status
Multifamily Historical Vacancy
Costar Submarket (Retail)
Retail Historical Vacancy
Costar Submarket (Office)
Office Historical Vacancy
Costar Submarket (Multi)
421a (Yes / No)
Tax Abatement Description
421a Start Year
421a Expiration Year
421a Abatement Term
421a Phase Out Schedule
Benchmark as of Date
Assumed Benchmark Index Value
Cross-Collateralization Group
Footnote
Most Recently Available Occupancy Date
Most Recently Available Multifamily Occupancy Rate
Most Recently Available Commercial Occupancy Rate
Recourse Type
Recourse Provisions

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Special Case Payment (Y/N)
Special Case Payment Note
Defined Pre-Reset Payment (Y/N)
Defined Pre-Reset IO Payment
Defined Pre-Reset P&I Payment
Post-Reset Payment (Y/N)
Post-Reset Payment
Special Case Payment Amount
Amortization Term Remaining as of Cut-Off Date (mos.)
Assumed Post-Adjustment Monthly Debt Service (IO)
Assumed Post-Adjustment Annual Debt Service (IO)
Intex Monthly P&I Payment
Intex IO Amount
IO Fee Daycount
IO Period Daycount
Pre / Post IO Period
Effective Exit Fee
Loan #
Most Recently Available NCF DSCR
Most Recently Available NOI DSCR
At Origination UW NOI DSCR
At Orig UW NCF DSCR
Most Recently Available NOI DY
At Orig UW NOI DY
Most Recently Available NCF DY
At Orig UW NCF DY
As of Date
At Orig UW Multifamily Occupancy Rate
At Orig UW Commercial Occupancy Rate
At Orig UW Commercial EGI as % of At Orig UW EGI
At Orig UW Available Effective Gross Revenue
At Orig UW Operating Expenses
At Orig UW NOI
At Orig UW Cap Ex
At Orig UW NCF
NYC Borough
Valuation Type
Most Recently Available Financials Type
Most Recently Available Financials Date
Most Recently Available EGI
Most Recently Available Expenses
Most Recently Available NOI
Most Recently Available Cap Ex
Most Recently Available NCF
Most Recently Available Commercial EGI % of Total EGI

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Benchmark Index
Assumed Rate Adjustment Frequency (mos.)
Remaining Term to Next Adjustment Date
Updated Valuation Type
Updated Value
Min Current Value
Current UW NOI Post-Reset DSCR
Most Recently Available NOI Post-Reset DSCR
At Orig UW NOI Post-Reset DSCR
Most Recently Available NCF Post-Reset DSCR
At Orig UW NCF Post-Reset DSCR
At Origination Appraisal Report Date
At Origination Appraisal Value
Updated Valuation Report Date

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.